SCHEDULE OF RELATED PARTIES (Details) - USD ($)		9 Months Ended		10 Months Ended		12 Months Ended
		Sep. 30, 2025		Dec. 31, 2023		Dec. 31, 2024
Related Party Transaction [Line Items]
Notes obtained from related parties		$ 422		$ 1,000,000		$ 5,895,937
Energy Transition Investors LLC [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties	[1]			750,000
Energy Transition Investors LLC [Member] | Interest Accrued [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties		422
Vikasa Clean Energy I LLP [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties	[1]			160,000
Roshan Pujari [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties				90,000
DRE Chicago LLC [Member] | Interest Accrued [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties						1,979
DRE Chicago LLC [Member] | Short-Term Debt [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties			[2]		[3]	625,000	[3]
Endurance Antarctica Partners II LLC [Member] | Interest Accrued [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties						18,958
Endurance Antarctica Partners II LLC [Member] | Short-Term Debt [Member]
Related Party Transaction [Line Items]
Notes obtained from related parties			[2]		[3]	$ 5,250,000	[3]

[1]	VIKASA Capital LLC facilitated the initial funding of the notes obtained on behalf of the related parties.
[2]	Short-term loan includes Equity Kicker payable as per the terms of the loan agreement.
[3]	Short-term loan includes Equity Kicker payable as per the terms of the loan agreement.